COVID-19 PANDEMIC AND VARIANTS	12 Months Ended
Dec. 31, 2023
Unusual or Infrequent Items, or Both [Abstract]
COVID-19 PANDEMIC AND VARIANTS

NOTE 19 - COVID-19 PANDEMIC AND VARIANTS

The full extent to which the COVID-19 pandemic may directly or indirectly impact our business, results of operations and financial condition, will depend on future developments that are uncertain, including as a result of new information that may emerge concerning COVID-19 and the actions taken to contain it or treat COVID-19, as well as the economic impact on local, regional, national and international customers and markets. We have made estimates of the impact of COVID-19 within our financial statements, and although there is currently no major impact, there may be changes to those estimates in future periods.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022